NON-CONTROLLING INTEREST - Non-controlling interests (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of noncontrolling interest [line items]
Assets	$ 348,936,677	$ 327,859,383
Liabilities	314,193,836	294,696,465
Net Income	3,215,172	2,191,477	$ 2,177,116
OCI - Controlling	2,918,637	2,937,610	2,739,643
Cash flow from operating activities	7,384,970	782,289	$ 6,005,501
Corporacion Financiera Colombiana S.A.
Disclosure of noncontrolling interest [line items]
Assets	61,507,860	60,633,378
Liabilities	44,486,345	44,307,226
Net Income	1,173,732	865,830
OCI - Controlling	970,481	843,617
Cash flow from operating activities	(455,422)	(521,510)
Banco de Bogota S.A.
Disclosure of noncontrolling interest [line items]
Assets	156,164,359	150,719,626
Liabilities	138,870,595	133,877,249
Net Income	1,275,624	1,098,248
OCI - Controlling	(174,736)	22,520
Cash flow from operating activities	5,020,131	2,288,431
Banco de Occidente S.A.
Disclosure of noncontrolling interest [line items]
Assets	88,163,285	78,400,182
Liabilities	81,904,685	72,414,391
Net Income	582,138	481,048
OCI - Controlling	(93,803)	(47,342)
Cash flow from operating activities	1,421,590	22,940
Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of noncontrolling interest [line items]
Assets	4,525,469	3,913,208
Liabilities	920,640	672,796
Net Income	703,010	654,117
OCI - Controlling	(30,075)	(18,642)
Cash flow from operating activities	295,678	295,257
Banco Comercial AV Villas S.A.
Disclosure of noncontrolling interest [line items]
Assets	21,932,939	19,167,670
Liabilities	20,216,035	17,477,831
Net Income	19,016	(134,365)
OCI - Controlling	131,291	117,164
Cash flow from operating activities	233,295	(822,967)
Banco Popular S.A.
Disclosure of noncontrolling interest [line items]
Assets	91,590,495	88,381,205
Liabilities	72,572,874	70,152,858
Net Income	1,190,999	534,340
OCI - Controlling	110,148	66,216
Cash flow from operating activities	797,343	(925,651)
Aval Casa de Bolsa S.A
Disclosure of noncontrolling interest [line items]
Assets	194,559	188,911
Liabilities	134,697	139,218
Net Income	10,893	807
OCI - Controlling	(2,841)	(2,898)
Cash flow from operating activities	(3,803)	30,100
Aval Fiduciaria S.A.
Disclosure of noncontrolling interest [line items]
Assets	171,791	281,792
Liabilities	98,656	224,934
Net Income	16,354	12,924
OCI - Controlling	(7,422)	(7,346)
Cash flow from operating activities	(64,799)	$ 35,671
Aval Banca de Inversion S.A.S.
Disclosure of noncontrolling interest [line items]
Assets	25,121
Liabilities	7,766
Net Income	9,355
Cash flow from operating activities	$ 15,770